RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONSIn the normal course of operations, the Company entered into the transactions below with related parties.
a)BAM Re agreements
Brookfield provided to the Company an equity commitment in the amount of $2.0 billion to fund future growth, which the Company may draw on from time to time. As of June 30, 2022, there was no amount drawn under the equity commitment.
As of June 30, 2022, there were no amounts drawn on the credit facilities under the Brookfield Credit Agreement.
The Company entered into the Support Agreement on June 28, 2021. The base fee for the three months ended June 30, 2022 was $Nil (June 30, 2021 - $Nil), and for the six months ended June 30, 2022 was $Nil (June 30, 2021 - $Nil).
The Company entered into the Rights Agreement on June 28, 2021. The base fee for the three months ended June 30, 2022 was $Nil (June 30, 2021 - $Nil), and for the six months ended June 30, 2022 was $Nil (June 30, 2021 - $Nil).
The Company entered into the Administration Agreement on June 28, 2021. The base fee for the three months ended June 30, 2022 was $0.3 million (June 30, 2021 - $Nil), and for the six months ended June 30, 2022 was $0.5 million (June 30, 2021 - $Nil). On August 5, 2022, the Administration Agreement was amended to include providing the services of the Chief Financial Officer.
The Company entered into an Investment Management Agreement with Brookfield on June 28, 2021. The base investment management fee for the three months ended June 30, 2022 was $7 million (June 30, 2021 - $Nil), and for the six months ended June 30, 2022 was $11 million (June 30, 2021 - $Nil).
The Company entered into the Brookfield Licensing Agreement on June 28, 2021. The base fee for the three months ended June 30, 2022 was $Nil (June 30, 2021 - $Nil), and for the six months ended June 30, 2022 was $Nil (June 30, 2021 - $Nil).
b)Other related party transactions
On March 10, 2020, BAC entered into a lease arrangement with Brookfield Properties (Canada) Inc. (“BPO”), a related party of Brookfield. The lease arrangement was conducted in the normal course of operations and on market terms. The amount paid to BPO for the leased office facilities and building maintenance for the three months ended June 30, 2022 totaled $0.2 million (June 30, 2021 – $0.2 million), and for the six months ended June 30, 2022 totaled $0.3 million (June 30, 2021 – $0.2 million). As at June 30, 2022, lease liabilities relating to this arrangement were $1.7 million (June 30, 2021 – $1.3 million).
BAC entered into outsourcing arrangements with Brookfield related to information technology, investment fund management, building maintenance, and internal audit services. The amount paid to Brookfield for these services for the three months ended June 30, 2022 totaled $0.2 million (June 30, 2021 – $0.2 million), and for the six months ended June 30, 2022 totaled $0.4 million (June 30, 2021 – $0.2 million). Amounts due to Brookfield related to outsourcing arrangements at June 30, 2022 totaled $0.1 million (June 30, 2021 – $0.1 million).
During the quarter, subsidiaries of the Company purchased investments of $452 million from Brookfield and its subsidiaries. Investment transactions with related parties are accounted for in the same manner as those with unrelated parties in the interim financial statements.
During the quarter, NER SPC fully repaid its outstanding loan balance with Brookfield Treasury Management Inc. ("BTMI").
During the quarter, BTMI advanced BAM Re Holdings $159 million via a promissory note repayable within six months.
The Company had $70 million of cash on deposit with wholly-owned subsidiaries of Brookfield as at June 30, 2022. During the quarter, the Company had drawings of approximately $40 million on the deposit to fund new reinsurance and PRT transactions, as well as various investments.